Investee Companies and other investments (Schedule of Composition of Advances on Account of Investments) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of associates [line items]
Advances on account of investments	€ 774	$ 825	€ 0	€ 1,554
Development Of Pv Projects In Italy [Member]
Disclosure of associates [line items]
Advances on account Talasol Project	€ 2,328		€ 1,554